State Street SPDR FTSE International Government Inflation-Protected Bond ETF Expense Example - State Street SPDR FTSE International Government Inflation-Protected Bond ETF - State Street SPDR FTSE International Government Inflation-Protected Bond ETF
Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628